Activity Impacting Deferred Acquisition Costs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Jul. 02, 2010
Cumulative effect of changes in accounting	$ (15)
Embedded Credit Derivatives
Cumulative effect of changes in accounting	(2)
Embedded Credit Derivatives | Adjustment To DAC
Cumulative effect of changes in accounting	$ (3)	$ (3)